Other information by nature (Details) € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€) employee	Dec. 31, 2024 EUR (€) employee	Dec. 31, 2023 EUR (€) employee
Statement of Consolidated Expenses [Line Items]
Depreciation and amortization	€ (244,884)	€ (224,754)	€ (193,170)
Personnel costs	€ (531,631)	€ (510,626)	€ (487,144)
Number of employees | employee	7,437	7,395	7,201
Cost of sales
Statement of Consolidated Expenses [Line Items]
Depreciation and amortization	€ (17,143)	€ (16,135)	€ (16,376)
Personnel costs	(143,269)	(136,486)	(132,447)
Selling, general and administrative expenses
Statement of Consolidated Expenses [Line Items]
Depreciation and amortization	(224,624)	(205,476)	(174,905)
Personnel costs	(375,002)	(362,262)	(344,421)
Marketing expenses
Statement of Consolidated Expenses [Line Items]
Depreciation and amortization	(3,117)	(3,143)	(1,889)
Personnel costs	€ (13,360)	€ (11,878)	€ (10,276)